SUPPLY CHAIN FINANCE (Details Narrative)	Sep. 30, 2021	Dec. 31, 2020
Domestic suppliers [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Discount rates applied on transactions	0.54%	0.38%
Domestic suppliers [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Discount rates applied on transactions	0.74%	0.47%
Foreign suppliers [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Discount rates applied on transactions	0.18%	0.18%
Foreign suppliers [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Discount rates applied on transactions	0.38%	0.40%